UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2014

Date of reporting period:  August 31, 2013

Item 1. Reports to Stockholders.

Semi-Annual Report

THE APPLETON
GROUP PLUS FUND

August 31, 2013

Investment Advisor

Appleton Group Wealth Management, LLC
100 West Lawrence Street
Appleton, Wisconsin 54911

Phone: 1-866-993-7767
www.appletongroupfunds.com

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

SCHEDULE OF INVESTMENTS	10

STATEMENT OF ASSETS AND LIABILITIES	11

STATEMENT OF OPERATIONS	12

STATEMENTS OF CHANGES IN NET ASSETS	13

FINANCIAL HIGHLIGHTS	14

NOTES TO FINANCIAL STATEMENTS	15

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT
ADVISORY AGREEMENT	21

NOTICE OF PRIVACY POLICY & PRACTICES	25

ADDITIONAL INFORMATION	26

Greetings from The Appleton Group LLC, advisor to The Appleton Group PLUS Fund.

The more consistent and predictable market environment of 2012 has given way to a much less predictable market environment over the past six months, leading to flat performance for the Appleton Group PLUS Fund (the “Fund”) over this period. For the six months ending August 31, 2013, the Fund declined by -0.11%. This compares to the S&P 500 TR Index (our primary benchmark) which is up 8.95% and to the Dow Jones  Moderate U.S. Portfolio Index (our secondary benchmark) which is up a more modest 5.10% for the same period.

Both of these benchmarks represent “buy & hold” strategies, and as such the performance reflects appreciation for the overall market, which has been fueled by the ongoing $3 trillion dollar stimulus efforts of the Federal Reserve.  We believe it is highly probable that much (if not all) of the market appreciation since 2008 has been engineered by this stimulus and that without additional future stimulus of equal or greater size current market levels are unsustainable.  Thus, we continue to employ a prudently defensive strategy that we believe can help to mitigate the risk that future stimulus will be ineffective.

Over the past six months, the Fund has increased exposure to a number of broad market segments, including small- and mid-cap U.S. equity and developed international markets. We have also reduced the size of each position toward a targeted maximum of 11% of the Fund.  The reduction of our exposure to foreign emerging markets (such as China and India) has been a result of higher volatility in this part of the market.  We have also temporarily eliminated exposure to fixed income assets (both traditional and high yield bonds).  Emerging markets, fixed income and real estate segments of the market have declined significantly during the period, which we have been able to mitigate by reducing and/or eliminating our overall exposure.

We believe there will be two drivers of market performance going forward: the presence of additional significant stimulus (which should continue to prop up the markets) or a reduction in current Fed stimulus (which could create significant downside risk).  It is truly impossible to predict how an unwinding of the Fed’s massive bond buying program will affect the markets as this type of a program has never existed before – a large-scale rotation out of fixed income assets could be very good for the markets, or rising interest rates and inflation could unwind much of the progress of the past four years.  But as it took over $8 trillion of stimulus since year 2000 just to keep the markets at breakeven (adjusted for inflation), there may be little political appetite for more.

As has occasionally been the case with our discipline, any period of market volatility that creates a downward trend will provoke a necessary defensive shift in order to help manage the risk of catastrophic losses. Our strategy has never sought to eliminate risk, as risk-free investing in the current interest rate environment is nearly certain to produce minimal gains going forward. With this reality in mind, our Fund will continue to invest in a variety of exchange traded funds (ETFs) that we believe offer the potential to grow during periods of upward rising trends and reduce or eliminate these positions when it becomes evident that those rising trends have likely run their course.

It is worth noting that our active trend-following management style continues to focus on investment risk management which can on occasion result in higher portfolio turnover compared to less flexible investment strategies.

We pledge to you our continued best efforts to navigate this current economic recovery.  Our door is always open to you, our shareholders, and we invite you to feel free to contact us at any time.

Sincerely,

Mark C. Scheffler
Senior Portfolio Manager, Founder

The opinions expressed above are those of Appleton Group Wealth Management, LLC, are subject to change and should not be considered investment advice.

Please refer to page 8 for complete performance information. Past performance is no guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. Because the fund is a “fund of funds”, the cost of investing in the fund will generally be higher than the cost of investing directly in the shares of the fund in which they invest. The fund will bear its share of fees and expenses of the underlying funds in addition to indirectly bearing the principal risks of those funds. The fund regularly makes short sales of securities, which involves the risk that losses may exceed the original amount invested. However, a mutual fund investor’s risk is limited to the amount of investment in the mutual fund. ETF investments involve additional risks such as the market price trading at a discount to its net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in international securities involve greater volatility and political, economic and currency risks and differences in accounting methods. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities. Investing in commodities may subject the Fund to greater risks and volatility as commodity prices may be influenced by a variety of factors including unfavorable weather, environmental factors, and changes in government regulations. Investors should be aware of risks involved with investing REITS and real estate securities, such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. This Fund may experience a high portfolio turnover rate.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Dow Jones Moderate U.S. Portfolio Index is part of the Dow Jones Relative Risk Index series, which measures the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk to all-stock portfolio. The specific percentage of all-stock portfolio risk reflected in the Dow Jones Moderate U.S. Portfolio Index is 60%. Three major asset classes in sub-indexes of the Dow Jones Relative Risk Indexes are stocks, bonds and cash, and the weighting of each one should not go below 5%.

You cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

The Appleton Group PLUS Fund is distributed by Quasar Distributors, LLC.

THE APPLETON GROUP PLUS FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013–August 31, 2013).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. Individual Retirement Accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, distribution and service (12b-1) fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Continued

THE APPLETON GROUP PLUS FUND
Expense Example (Continued)
(Unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2013 -
	March 1, 2013	August 31, 2013	August 31, 2013*
Actual	$1,000.00	$ 998.90	$9.37
Hypothetical (5% return
before expenses)	$1,000.00	$1,015.83	$9.45

*	Expenses are equal to the Fund’s annualized expense ratio of 1.86%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

THE APPLETON GROUP PLUS FUND
Investment Highlights
(Unaudited)

The investment objective of the Fund is to maximize total return (capital appreciation plus income). Under normal market conditions, the Advisor seeks to achieve the Fund’s investment objective by allocating the Fund’s assets primarily among shares of different exchange-traded funds (“ETFs”). ETFs are open-end investment companies that generally track a securities index or basket of securities. In selecting investments for the Fund, the Advisor uses a proprietary asset allocation model, which focuses on historical patterns of market indices which the ETFs track, as well as the market as a whole. The Fund, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic, or political conditions.

Portfolio Allocation
As of August 31, 2013
% of Investments

Continued

THE APPLETON GROUP PLUS FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Returns—For Periods Ended August 31, 2013

				Since
				Inception
	1 Year	3 Years	5 Years	May 2, 2005
The Appleton Group PLUS Fund	0.02%	1.95%	0.06%	0.22%
S&P 500 Index	18.70%	18.40%	7.32%	6.40%
Dow Jones Moderate U.S. Portfolio Index	12.67%	12.75%	7.70%	6.95%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-993-7767.

Investment performance for the Fund reflects the waiver and recovery of previously waived expenses by the Advisor.  In the absence of such waivers, total returns would be reduced.

The returns shown in the table above and the following graph assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The graph below illustrates performance of a hypothetical investment made in the Fund and broad-based securities indices on the Fund’s inception date.  The graph does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange.  The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

The Dow Jones Moderate U.S. Portfolio Index is part of the Dow Jones Relative Risk Index series, which measures the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk to all-stock portfolio.  The specific percentage of all-stock portfolio risk reflected in the Dow Jones Moderate U.S. Portfolio Index is 60%.  Three major asset classes in sub-indexes of the Dow Jones Relative Risk Indexes are stocks, bonds and cash, and the weighting of each one should not go below 5%.

One cannot invest directly in an index.

Continued

THE APPLETON GROUP PLUS FUND
Investment Highlights (Continued)
(Unaudited)

Growth of $10,000 Investment

*  Inception Date

THE APPLETON GROUP PLUS FUND

Schedule of Investments

August 31, 2013 (Unaudited)
Ticker Symbol: AGPLX

	Shares	Value
EXCHANGE TRADED FUNDS 80.17%
iShares Core S&P Mid-Cap ETF	22,259	$2,629,678
iShares MSCI ACWI ETF	84,454	4,314,755
iShares Russell 1000 Value Index Fund	52,846	4,463,902
iShares Russell 2000 Growth Index Fund	22,076	2,594,813
iShares Russell 2000 Value Index Fund	25,935	2,254,530
Materials Select Sector SPDR Fund	55,726	2,253,002
Powershares QQQ Trust Series 1	61,540	4,643,808
SPDR S&P 500 ETF Trust	13,250	2,168,362
Vanguard FTSE Emerging Markets ETF	96,100	3,624,892
TOTAL EXCHANGE TRADED FUNDS (Cost $27,981,485)		28,947,742

SHORT-TERM INVESTMENTS 13.96%
Fidelity Institutional Money Market Funds – Government Portfolio	1,750,000	1,750,000
STIT-STIC Prime Portfolio	1,542,698	1,542,698
STIT-Treasury Portfolio	1,750,000	1,750,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,042,698)		5,042,698

TOTAL INVESTMENTS (Cost $33,024,183) 94.13%		33,990,440
Other Assets in Excess of Liabilities 5.87%		2,119,945
TOTAL NET ASSETS 100.00%		$36,110,385

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

THE APPLETON GROUP PLUS FUND

Statement of Assets and Liabilities

August 31, 2013 (Unaudited)

Assets
Investments, at value (cost $33,024,183)	$33,990,440
Interest receivable	195
Receivable for Fund shares issued	14,780
Receivable for investments sold	2,200,595
Other assets	10,906
Total Assets	36,216,916

Liabilities
Payable to Advisor	31,200
Payable to affiliates	25,089
Accrued distribution fees	18,659
Accrued expenses and other liabilities	31,583
Total Liabilities	106,531
Net Assets	$36,110,385

Net Assets Consist Of:
Paid-in capital	$39,324,132
Undistributed net investment loss	(64,160)
Accumulated net realized loss	(4,115,844)
Net unrealized appreciation on investments	966,257
Net Assets	$36,110,385

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	3,934,708
Net asset value, redemption price and offering price per share	$9.18

The accompanying notes are an integral part of these financial statements.

THE APPLETON GROUP PLUS FUND

Statement of Operations

For the Six Months Ended August 31, 2013 (Unaudited)

Investment Income
Dividend income	$328,510
Interest income	1,250
Total Investment Income	329,760

Expenses
Advisory fees	187,832
Distribution fees	46,958
Administration fees	33,722
Fund accounting fees	17,883
Transfer agent fees and expenses	15,468
Audit and tax fees	12,331
Federal and state registration fees	10,120
Legal fees	7,612
Reports to shareholders	5,123
Chief Compliance Officer fees	4,048
Custody fees	3,322
Trustees’ fees and related expenses	2,875
Other expenses	2,057
Net Expenses	349,351

Net Investment Loss	(19,591)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	1,833,502
Change in net unrealized depreciation on investments	(1,859,247)
Net Realized and Unrealized Loss on Investments	(25,745)
Net Decrease in Net Assets from Operations	$(45,336)

The accompanying notes are an integral part of these financial statements.

THE APPLETON GROUP PLUS FUND

Statements of Changes in Net Assets

	Six Months Ended
	August 31, 2013	Year Ended
	(Unaudited)	February 28, 2013
From Operations
Net investment income (loss)	$(19,591)	$292,310
Net realized gain (loss) on investments	1,833,502	2,142,599
Change in net unrealized
depreciation on investments	(1,859,247)	(1,492,334)
Net increase (decrease) in
net assets from operations	(45,336)	942,575

From Distributions
Net investment income	—	(287,860)
Net decrease in net assets
resulting from distributions paid	—	(287,860)

From Capital Share Transactions
Proceeds from shares sold	1,374,009	6,316,905
Net asset value of shares issued in
reinvestment of distributions to shareholders	—	287,662
Payments for shares redeemed	(2,082,743)	(12,359,083)
Net decrease in net assets
from capital share transactions	(708,734)	(5,754,516)
Total decrease in net assets	(754,070)	(5,099,801)

Net Assets
Beginning of period	36,864,455	41,964,256
End of period	$36,110,385	$36,864,455

Undistributed Net Investment Loss	$(64,160)	$(44,568)

The accompanying notes are an integral part of these financial statements.

THE APPLETON GROUP PLUS FUND

Financial Highlights

	Six Months
	Ended
	August 31,
	2013	Year Ended February 28,
	(Unaudited)	2013	2012	2011	2010	2009
Net Asset Value,
Beginning of Period	$9.19	$9.04	$9.78	$9.36	$8.00	$9.99

Income (loss) from
investment operations:
Net investment income (loss)	(0.01)	0.07	(0.01)	0.06	0.01	(0.03)
Net realized and unrealized
gain/(loss) on investments	0.00 (1)	0.15	(0.72)	0.42	1.35	(1.95)
Total from investment operations	(0.01)	0.22	(0.73)	0.48	1.36	(1.98)

Less distributions paid:
From net investment income	—	(0.07)	(0.01)	(0.06)	—	(0.01)
Total distributions paid	—	(0.07)	(0.01)	(0.06)	—	(0.01)
Net Asset Value,
End of Period	$9.18	$9.19	$9.04	$9.78	$9.36	$8.00
Total Return(3)	(0.11)%	2.45%	(7.39)%	5.11%	17.00%	(19.87)%

Supplemental Data and Ratios:
Net assets at
end of period (000’s)	$36,110	$36,864	$41,964	$53,412	$44,425	$32,079
Ratio of expenses
to average net assets:
Before waivers,
reimbursements and
recoupments of expenses(2)	1.86%	1.83%	1.75%	1.75%	1.84%	1.91%
After waivers,
reimbursements and
recoupments of expenses(2)	1.86%	1.83%	1.75%	1.75%	2.00%	2.00%
Ratio of net investment income (loss)
to average net assets:
Before waivers,
reimbursements and
recoupments of expenses	(0.10)%	0.74%	(0.09)%	0.70%	0.25%	(0.36)%
After waivers,
reimbursements and
recoupments of expenses	(0.10)%	0.74%	(0.09)%	0.70%	0.09%	(0.45)%
Portfolio turnover rate	150.94%	224.08%	386.54%	208.93%	395.33%	951.67%
_______
(1)	Less than 0.5 cent per share.
(2)	Does not include expenses of ETFs in which the Fund invests.
(3)	Not annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

THE APPLETON GROUP PLUS FUND
Notes to Financial Statements
August 31, 2013 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Appleton Group PLUS Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is to maximize total return (capital appreciation plus income).  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Redeemable securities issued by open-end, registered investment companies, such as money market funds, are valued at the NAVs of such companies for purchase and/ or redemption orders placed that day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board

THE APPLETON GROUP PLUS FUND
Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify its securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2013:

	Level 1	Level 2	Level 3	Total
Equity
Exchange Traded Funds	$28,947,742	$—	$—	$28,947,742
Total Equity	28,947,742	—	—	28,947,742
Short-Term
Investments	—	5,042,698	—	5,042,698
Total Investments
in Securities	$28,947,742	$5,042,698	$—	$33,990,440

During the six months ended August 31, 2013, no securities were transferred into or out of Level 1 or 2.  The Fund held no Level 3 securities throughout the period.

The Fund did not hold financial derivative instruments during the periods presented.

THE APPLETON GROUP PLUS FUND
Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Fund will distribute net investment income and net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These differences are either temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(e)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund.  Common expenses are typically allocated evenly between the funds of the Trust, or other equitable means.

(g)	Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing

THE APPLETON GROUP PLUS FUND
Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid during the years ended February 28, 2013 and February 29, 2012 were as follows:

	Ordinary	Long-term
	Income	Capital Gains
February 28, 2013:	$287,860	$—
February 29, 2012:	$76,924	$—

As of February 28, 2013, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$34,215,942
Gross tax unrealized appreciation	2,848,386
Gross tax unrealized depreciation	(83,212)
Net tax unrealized appreciation	2,765,174
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(5,933,585)
Total accumulated loss	$(3,168,411)

The difference between book and tax basis cost of investments is attributable primarily to the tax deferral of losses on wash sales.

At February 28, 2013, the Fund deferred, on a tax basis, a post-December late-year loss of $44,568, and a post-October short-term capital loss of $646,276 which will be recognized in the following year.

The Fund intends to utilize provisions of the federal income tax laws that allow it to carry a pre-fiscal 2012 capital loss forward for eight years and a post-fiscal 2011 capital loss forward indefinitely following the year of loss and offset such losses against any future realized capital gains.  At February 28, 2013, the Fund had capital loss carryforwards as follows:

	Short-Term
	Capital Loss
Generated	Carryforward	Expiration
February 28, 2009	$3,081,884	February 28, 2017
February 28, 2010	$1,941,900	February 28, 2018
February 28, 2011	$218,957	February 28, 2019

THE APPLETON GROUP PLUS FUND
Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of February 28, 2013.  Also, the Fund recognized no interest and penalties related to uncertain tax benefits in fiscal year 2013.  At February 28, 2013, the fiscal years 2010 through 2013 remained open to examination in the Fund’s major tax jurisdictions.

(4)	Investment Advisor

The Trust has entered into an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Advisor has contractually agreed to waive its management fees and/or reimburse the Fund’s other expenses at least through June 29, 2014 to the extent necessary to ensure that the Fund’s total annual operating expenses (exclusive of dividends on short positions, brokerage and commission expenses, interest and tax expenses, distribution fees and extraordinary, non-recurring expenses and acquired fund fees and expenses) do not exceed 2.00% (the “Expense Limitation Cap”) of the Fund’s average daily net assets.  Effective September 1, 2013, the Expense Limitation Cap was decreased to 1.60%.  Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s Expense Limitation Cap; provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

(5)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund shares.  During the six months ended August 31, 2013, the Fund accrued expenses of $46,958 pursuant to the 12b-1 Plan.

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS,” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses; and reviews the Fund’s expense accruals.  For the six months ended August 31, 2013, the Fund incurred $33,722 in administration fees.  At August 31, 2013, the Fund owed the Administrator fees of $12,057.

THE APPLETON GROUP PLUS FUND
Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

USBFS also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended August 31, 2013, the Fund incurred $17,883, $15,468, and $3,322 in fund accounting, transfer agency, and custody fees, respectively.  At August 31, 2013, the Fund owed fees of $5,857, $4,743 and $1,049 for fund accounting, transfer agency, and custody fees, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of USBFS and US Bank.

Certain officers of the Fund are also employees of USBFS.  A Trustee of the Trust is affiliated with USBFS and US Bank.  This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the six months ended August 31, 2013, the Fund was allocated $4,048 of the Trust’s Chief Compliance Officer fee.  At August 31, 2013, the Fund owed fees of $1,383 to USBFS for Chief Compliance Officer services.

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	August 31, 2013	February 28, 2013
Shares sold	146,599	685,499
Shares reinvested	—	31,370
Shares redeemed	(224,055)	(1,349,101)
Net decrease	(77,456)	(632,232)

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended August 31, 2013, were $44,693,157 and $52,025,404, respectively.  The Fund did not have any purchases or sales of long-term U.S. Government securities.

THE APPLETON GROUP PLUS FUND
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 23, 2013 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of The Appleton Group PLUS Fund (the “Fund”), a series of the Trust, and The Appleton Group, LLC the Fund’s investment adviser (the “Adviser”).  The Trustees also met at a prior meeting held on June 20, 2013 (the “June 20, 2013 Meeting”) to review materials related to the renewal of the Agreement.  Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the management fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Fund and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional term ending December 31, 2013.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Fund and the amount of time devoted to the Fund’s affairs by the Adviser’s staff.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Mark C. Scheffler and Peter A. Mutschler, the Fund’s portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of the Adviser’s compliance program and the Adviser’s marketing activity and goals and its continuing commitment to the growth of Fund assets.  The Trustees noted that during the course of the prior year they had met with the Adviser in person to discuss various performance, marketing and compliance issues.  The Trustees

THE APPLETON GROUP PLUS FUND
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

also noted any services that extended beyond portfolio management, and they considered the trading capability of the Adviser, including its use of Charles Schwab Institutional as its primary broker.  This relationship and the single brokerage approach is reviewed annually by Mr. Scheffler.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory and reliable.

2.INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Trustees discussed the performance of the Fund for the year-to-date, one-year, three-year and five-year periods ended April 30, 2013.  In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and long-term performance of the Fund on both an absolute basis and in comparison to the Fund’s benchmark index, the S&P 500 Index, and in comparison to a peer group of U.S. open-end moderate allocation funds as constructed by data presented by Morningstar, Inc. (the “Morningstar Peer Group”).

The Trustees noted that the Fund’s performance for the year-to-date, one-year, three-year and five-year periods ended April 30, 2013 was substantially below the Morningstar Peer Group median, with each falling within the fourth quartile.  The Fund’s performance for the three-year period ended April 30, 2013 was the worst among the Morningstar Peer Group.  The Trustees also reviewed the Fund’s performance for the one-year, three-year, five-year and since inception periods ended December 31, 2012, and noted that it lagged the S&P 500 Index for each period.  The Trustees also reviewed information on the historical performance of other separately-managed accounts of the Adviser that were similar to the Fund in terms of investment strategy, noting that for all periods the Fund was generally in alignment with, but slightly lower than, the performance of the separately-managed accounts.

In addition to the foregoing, the Trustees also compared the short-term and long-term performance of the Fund in comparison to a peer group of U.S. multi-alternative open-end funds selected by the Adviser that, in the Adviser’s determination, were more similar to the Fund than the Morningstar Peer Group (the “Adviser Peer Group”).  The Trustees noted that the Fund’s performance for the year-to-date, one-year, three-year, and five-year periods ended April 30, 2013 lagged the Adviser Peer Group median in each case.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Fund lagged most comparisons and the Trustees would continue to review performance on a quarterly basis.

THE APPLETON GROUP PLUS FUND
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

3.COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selections.  The Trustees considered the cost structure of the Fund relative to the Morningstar Peer Group and the Adviser Peer Group, and the Adviser’s separately-managed accounts, as well as the fee waivers and expense reimbursements previously provided by the Adviser.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noted that the Adviser had subsidized the Fund’s operations following the Fund’s inception and had fully recouped those subsidies.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement, as well as the Fund’s brokerage arrangements, noting that the Adviser makes no effort to seek soft dollar arrangements.  These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically for the June 20, 2013 meeting and the August 23, 2013 meeting at which the Agreement was formally considered, as well as the presentations made by the Adviser over the course of the year.

The Trustees noted that the Fund’s contractual management fee of 1.00% fell within the fourth quartile and ranked above the Morningstar Peer Group average of 0.62%, which fell within the second quartile.  The Trustees then compared the Fund’s contractual management fee with the Adviser Peer Group, noting that the Fund’s contractual management fee of 1.00% fell between the first and second quartiles and ranked below the Adviser Peer Group average of 1.27%, which fell within the third quartile.

The Trustees noted that the Fund was operating below its expense cap of 2.00%.  The Trustees observed that the Fund’s total expense ratio, minus the Fund’s 0.25% Rule 12b-1 fee, of 1.60% fell within the fourth quartile among the Morningstar Peer Group, compared to the average of 1.02% which fell within the third quartile.  The Trustees then compared the Fund’s total expense ratio, minus the Fund’s 0.25% Rule 12b-1 fee, of 1.60% with the Adviser Peer Group, noting that the Fund’s total expense ratio of 1.60% fell in the third quartile, below the Adviser Peer Group average of 1.70%, which also fell within the third quartile.

As part of its review of the Fund’s performance, fees and expenses, the Trustees, in a teleconference with the Adviser, requested that the Adviser reduce the cap on the Fund’s total expenses.  The Adviser agreed that effective September 1, 2013, it would reduce the cap on the Fund’s total expenses, including the Fund’s Rule 12b-1 fee, from 1.85% to 1.60%.

The Trustees also compared the fees paid by the Fund to the fees paid by other separately-managed accounts of the Adviser that were similar to the Fund in terms of investment discipline and asset allocation techniques and noted that the Fund’s

THE APPLETON GROUP PLUS FUND
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

management fees were significantly less than the combined advisory fee and management fee charged to the Adviser’s separately-managed accounts.

The Trustees concluded that the Fund’s expenses and the management fees paid to the Adviser were fair in light of the comparative expense and management fee information.  The Trustees further concluded that the Adviser’s profit from sponsoring the Fund had not been, and currently was not, excessive and that the Adviser had maintained adequate profit levels to support its services to the Fund from the revenues of its overall investment advisory business.

4.EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s expenses relative to the Morningstar Peer Group and the Adviser Peer Group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the current fee structure was reasonable and reflects a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset level.

5.BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Fund.  The Trustees examined the brokerage and commissions of the Adviser with respect to the Fund, noting that the Adviser receives no soft dollar benefits from its relationship with the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition, growth in separate account management services or greater exposure to press coverage appear to be reasonable, and in many cases may benefit the Fund through growth in assets.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement as being in the best interests of the Fund and its shareholders.

THE APPLETON GROUP PLUS FUND
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

THE APPLETON GROUP PLUS FUND
Additional Information
(Unaudited)

Tax Information

The Fund designated 100.00% of its ordinary income distribution for the year ended February 28, 2013, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended February 28, 2013, 100.00% of the dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees.  Information pertaining to the Trustees of the Trust is set forth below.  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-993-7767.

Independent Trustees
Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	31	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 58		2001	Marquette		(an open-end
			University		investment
			(2004–present).		company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	31	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 56		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

THE APPLETON GROUP PLUS FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jonas B. Siegel	Trustee	Indefinite	Managing	31	Independent
615 E. Michigan St.		Term; Since	Director, Chief		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Administrative		Multi-Asset
Age: 70		2009	Officer (“CAO”)		Endowment
			and Chief		fund complex
			Compliance		(three closed-
			Officer (“CCO”),		end investment
			Granite Capital		companies);
			International		Independent
			Group, L.P. (an		Trustee, Gottex
			investment		Multi-
			management		Alternatives
			firm) (1994–		fund complex
			2011); Vice		(three closed-
			President,		end investment
			Secretary,		companies);
			Treasurer and		Independent
			CCO of Granum		Manager,
			Series Trust (an		Ramius
			open-end		IDF, fund
			investment		complex (two
			company)		closed-end
			(1997–2007);		investment
			President, CAO		companies).
and CCO,
Granum
Securities, LLC
(a broker-dealer)
(1997–2007).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	31	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since	President, U.S.		Funds (an open
Milwaukee, WI	Trustee	August 22,	Bancorp Fund		-end investment
Age: 51	53202	2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

THE APPLETON GROUP PLUS FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

John Buckel	President	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	and	Term; Since	Administrator,
Milwaukee, WI 53202	Principal	January 24,	U.S. Bancorp Fund
Age: 56	Executive	2013	Services, LLC
	Officer		(2004–present).

Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 24,	U.S. Bancorp
Age: 39	and	2013	Fund Services,
	Principal		LLC (2002–
	Financial and		present).
Accounting
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp
Milwaukee, WI 53202		November 15,	Fund Services,
Age: 34		2005	LLC (2004–
present).

Robert M. Slotky	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	President, U.S.
Milwaukee, WI 53202	Officer, Vice	January 26,	Bancorp Fund
Age: 66	President	2011	Services, LLC
	and Anti-		(2001–present).
Money
Laundering
Officer

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp
Age: 31		2011	Fund Services,
LLC (2008–
present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s distributor.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995.  These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Advisor or portfolio manager to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies.  A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-993-7767.  A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record during the most recent 12-month period ended June 30 is available without charge, either upon request by calling the Fund toll free at 1-866-993-7767 or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-993- 7767 to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

THE APPLETON GROUP PLUS FUND

Investment Advisor	Appleton Group Wealth Management, LLC
100 West Lawrence Street
Appleton, Wisconsin 54911

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed May 7, 2009.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Trust for Professional Managers

By (Signature and Title)*                   /s/John Buckel
John Buckel, President

Date     11/4/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/John Buckel
John Buckel, President

Date     11/4/13

By (Signature and Title)*                   /s/Jennifer Lima
Jennifer Lima, Treasurer

Date     11/4/13

* Print the name and title of each signing officer under his or her signature.